MORSE, ZELNICK, ROSE & LANDER

A LIMITED LIABILITY PARTNERSHIP

405 PARK AVENUE

NEW YORK, NEW YORK 10022-2605

212-838-1177

FAX – 212-838-9190

December 31, 2009

WRITER’S DIRECT LINE
(212) 838-8269

Ms. Peggy Fisher, Esq.

Assistant Director

Division of Corporate Finance

Mail Stop 3030

Securities and Exchange Commission

Washington. D.C. 20549

Re:	BioCurex, Inc. (f/k/a Whispering Oaks International, Inc.) Amendment No. 7 to Registration Statement on Form S-1 Filed December 31, 2009 File No. 333-162345

Dear Ms. Fisher:

This letter is being filed electronically through the EDGAR system as an adjunct to Amendment No. 7 to the above-referenced Registration Statement. The purpose of the amendment is to update the prospectus as follows:

(i)

to reflect recent changes in the number of the outstanding shares as a result of an issuance of shares under the Company’s Stock Bonus Plan, the cancellation of a number of outstanding shares and the issuance of additional shares pursuant to a conversion notice with respect to the amended secured convertible notes;

(ii)	to reflect changes requested by the British Columbia Securities Commission; and

(iii)	to correct and update the disclosure on certain pages to make it consistent with disclosure elsewhere in the prospectus.

Very truly yours,

Morse, Zelnick, Rose & Lander, LLP

By:      /s/ Joel J. Goldschmidt

Joel J. Goldschmidt

cc: Mr. Geoffrey Kruczek, Esq. (703-813-6985)